SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small Cap II Fund
(the "Funds")

Supplement Dated September 19, 2016
to the Prospectus dated September 30, 2015,
as amended on December 30, 2015, January 15, 2016, March 9, 2016, April 5, 2016, April 15,
2016, April 28, 2016, July 8, 2016, July 15, 2016 and September 16, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

With respect to the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Axiom International Investors LLC	David Kim, CFA	Since 2016	Portfolio Manager
	Matthew Franco, CFA	Since 2016	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Axiom International Investors LLC: Axiom International Investors LLC (Axiom), located at 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Axiom. Mr. Matthew Franco is the Lead Portfolio Manager for the Axiom Global and International Micro-Cap Equity Funds and Co-Portfolio Manager for the US Small Cap Equity Strategy and the International Small-Cap Equity Strategy. Mr. Franco was one of the original investment team members at Axiom's inception in 1998. Prior to Axiom, Mr. Franco was an Associate at Columbus Circle Investors, a unit of PIMCO Advisors LP, where he was an Analyst for the International Fund. Mr. Franco was also affiliated with investment boutique R.L. Renck & Company, a small capitalization company specialist firm. Mr. Franco has the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts. Mr. Franco holds a B.S., summa cum laude, in Finance with a concentration in Asian Studies from Saint John's University. Mr. David Kim is the Lead Portfolio Manager for the Axiom US Small Cap Equity Strategy and Co-Portfolio Manager for the Axiom Global and International Micro-Cap Funds. Prior to joining Axiom, Mr. Kim was a Research Analyst for small and micro-capitalization companies at Pinnacle Associates LTD. Mr. Kim is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Kim holds a B.S. degree in Business Administration from Georgetown University, with a double major in Finance and International Business. Mr. Kim also attended Georgetown's Corporate Business Program at the Chinese University of Hong Kong.

Change in Portfolio Management of the Small Cap II Fund

With respect to the Small Cap II Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Arrowpoint Asset Management, LLC	Chad Meade	Since 2016	Co-Portfolio Manager
	Brian Schaub	Since 2016	Co-Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap II Fund," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Arrowpoint Partners: Arrowpoint Partners (Arrowpoint), which is registered with the SEC as Arrowpoint Asset Management, LLC, is located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206 and serves as a Sub-Adviser to the Small Cap II Fund. A team of investment professionals manages the portion of the Small Cap II Fund's assets allocated to Arrowpoint. Chad Meade and Brian Schaub joined Arrowpoint in May 2013 and serve as Co-Portfolio Managers for Arrowpoint's Small Cap Growth and Small/Mid Cap strategies. Mr. Meade, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Meade serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Meade served as the Co-Portfolio Manager and Executive Vice

President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013). Mr. Schaub, Portfolio Manager, joined Arrowpoint in May 2013. Mr. Schaub serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Schaub served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013).

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1060 (9/16)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small Cap II Fund
(the "Funds")

Supplement dated September 19, 2016
to the Statement of Additional Information (the "SAI") dated September 30, 2015, as amended on
December 30, 2015, January 15, 2016, March 9, 2016, April 5, 2016, April 15, 2016, April 28, 2016,
July 8, 2016, July 15, 2016 and September 16, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap and Small Cap II Funds

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "AllianceBernstein L.P.," the reference to the AllianceBernstein L.P.'s management of the Small Cap II Fund is hereby deleted.

In addition, under the same heading, under the sub-heading titled "J.P. Morgan Investment Management Inc.," the reference to the J.P. Morgan Investment Management Inc.'s management of the Small Cap Fund is hereby deleted.

In addition, under the same heading, the paragraphs relating to Arrowpoint Partners and Axiom International Investors LLC are hereby deleted and replaced with the following:

ARROWPOINT PARTNERS—Arrowpoint Partners ("Arrowpoint"), located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206, serves as a Sub-Adviser to a portion of the assets of the Small Cap II and Small/Mid Cap Equity Funds. Arrowpoint is an investment adviser registered with the SEC as Arrowpoint Asset Management, LLC. Arrowpoint, founded in 2007, is 100% privately held by its partners.

AXIOM INTERNATIONAL INVESTORS LLC—Axiom International Investors LLC ("Axiom") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small/Mid Cap Equity Funds. From its origins in 1998 as an investment adviser specializing in managing international equity portfolios, Axiom has evolved into the global investment firm it is today. Axiom manages global, small cap and emerging market equities with a single guiding philosophy and consistent, disciplined investment process. Axiom's experienced, research-focused team has worked together for an average of 15 years in its sole Greenwich, Connecticut office. Axiom's senior leadership has cultivated a culture of excellence, uncompromising effort and responsive service to meet the goals of the institutional investors it serves. As a 100% employee owned firm, Axiom maintains the independence it needs to focus on delivering alpha through its bottom-up, growth-oriented investment discipline.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "AllianceBernstein" all references to the Small Cap II Fund are hereby deleted.

In addition, under the same heading, under the sub-heading titled "JPMIM" all references to the Small Cap Fund are hereby deleted.

In addition, under the same heading, under the sub-heading titled "Arrowpoint," all references to the "Small/Mid Cap Equity Fund" are hereby deleted and replaced with "Small Cap II and Small/Mid Cap Equity Funds."

In addition, under the same heading, under the sub-heading titled "Axiom," all references to the "Small/Mid Cap Equity Fund" are hereby deleted and replaced with "Small Cap and Small/Mid Cap Equity Funds."

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1061 (9/16)